Investment in Joint Ventures - Summary of Significant Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Principal activities	Manufacture and sale of heavy duty diesel engines, spare parts and after-sales services
Place of incorporation	People’s Republic of China
Percentage of interest held	34.40%	34.40%
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Principal activities	Manufacture off-road diesel engines
Place of incorporation	People’s Republic of China
Percentage of interest held	38.20%	38.20%
Guangxi Purem Yuchai Automotive Technology Co., Ltd [Member]
Disclosure of joint ventures [line items]
Principal activities	Application development, production, sales and service on engine exhaust control systems
Place of incorporation	People’s Republic of China
Percentage of interest held	37.40%	37.40%